Consolidated Statements of Comprehensive Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net income (loss) for the period	€ (7,570)	€ (58,103)	€ (52,809)	[1]
Elements which will be reclassified in the consolidated statement of income (loss):
Change in fair value of short-term investments and non-current financial assets	0	0	0
Foreign currency translation gain (loss)	276	(428)	(483)
Items which will not be reclassified in the consolidated statement of income (loss):
Actuarial gains and (losses) related to defined benefit obligations	394	790	584
Other comprehensive income (loss)	670	362	101
Total comprehensive income (loss)	€ (6,900)	€ (57,741)	€ (52,708)

[1]	The 2020 comparatives has been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17 of our consolidated financial statements appearing elsewhere in this Annual Report.